Trade And Other Receivables	12 Months Ended
Nov. 30, 2019
Trade And Other Receivables Explanatory [Abstract]
Trade and other receivables
8.	Trade and other receivables

	November 30		December 1 ,
	2019	2018	2017

Trade receivables	$9,538	$10,720	$7,460
Sales tax receivable	253	98	71
Other receivables	325	134	22

	$10,116	$10,952	$7,553